14. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

For the nine months ended September 30, 2017, the Company received proceeds of $126,052 from private placements totaling 880,260 common shares issued to a related party by common director.

For the nine months ended September 30, 2017, the Company issued 258,208 common shares as stock in-lieu of cash to directors of the Company for services provided during the year ended December 31, 2016.

On May 5, 2017, the Company sold one of its impaired legacy wells for total proceeds of $40,112 (CDN$55,000).

On June 16, 2017, the Company appointed Dave Mahowich as Director.

On July 18, 2017, the Company affected a reverse stock split of the Company’s Common Stock at a reverse split ratio of 1-for-10, pursuant to a plan approved by the Company’s Board of Directors. The reverse stock split was declared effective by the Financial Industry Regulatory Authority (“FINRA”) on December 1, 2017. All shares throughout these financial statements have been retroactively adjusted to reflect the reverse stock split.

On November 12, 2017, the Company granted stock options to purchase up to 340,000 shares of common stock to four individuals. The options vested upon issuance, have a price of $0.05 and expire on November 12, 2027.